Shareholders' Equity and Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Total Outstanding Convertible Preferred Stock

As of December 31, 2013, the Company’s total outstanding convertible Pre-IPO Preferred Stock was as follows (in thousands, except for share and price per share amounts):

Pre-IPO Preferred Stock	Shares Authorized	Shares Issued	Price Per Share	Total Proceeds (Net of Offering Costs)
Series A	1,494,966	582,976	$2.05	$1,196
Series B	6,768,033	2,261,506	3.72	8,371
Series C	17,692,308	6,899,281	6.67	42,398

				$51,965

Common Stock [Member]
Summary of Warrants Exercisable

Below is a summary of the warrants exercisable for Common Stock that were outstanding as of December 31, 2013 and 2014:

Date	Number of Shares	Exercise Price per Share
Outstanding as of January 1, 2013	445,546
Exercised November 1, 2013	(71,336)	$3.72

Outstanding as of December 31, 2013	374,210
Exercised May 6, 2014	(9,749)	2.56
Exercised May 13, 2014	(344,964)	6.67
Exercised May 31, 2014	(19,497)	2.56

Outstanding as of December 31, 2014	—

Series B Preferred Stock [Member]
Summary of Warrants Exercisable

Below is a summary of the warrants exercisable for Series B Redeemable Preferred Stock that were outstanding as of December 31, 2013 and 2014:

Date	Expiration Date	Number of Shares	Exercise Price per Share
Outstanding as of January 1, 2013 and 2014		377,752
Exercised May 31, 2014		(340,772)	$3.72
Exercised June 5, 2014		(36,980)	3.72

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